Bank Notes Payable (Details Textual 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ICBC [Member]
Short-term Debt [Line Items]
Bank notes payable description	Due various dates from January 12, 2017 to June 29, 2017	Due various dates from January 17, 2016 to June 23, 2016
China Merchants Bank [Member]
Short-term Debt [Line Items]
Bank notes payable description	Due April8, 2017 and April 24, 2017
ABC [Member]
Short-term Debt [Line Items]
Bank notes payable description	Due various dates from March 28, 2017 to April 28, 2017
CITIC [Member]
Short-term Debt [Line Items]
Bank notes payable description	Due various dates from February 5, 2017 to June 27, 2017	Due various dates from January 28, 2016 to June 29, 2016